Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 103,256	$ 96,781	$ 97,528
Short-term Borrowings, Rate	1.22%	0.19%	0.17%
Short-term Debt average daily balance, Amount	$ 98,922	$ 115,187	$ 87,465
Short-term Debt average daily balance, Rate	0.77%	0.29%	0.07%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 88,684	$ 78,124	$ 82,948
Short-term Borrowings, Rate	1.30%	0.17%	0.21%
Short-term Debt average daily balance, Amount	$ 82,507	$ 99,955	$ 75,021
Short-term Debt average daily balance, Rate	0.90%	0.33%	0.09%
Maximum month-end balance, Amount	$ 91,604	$ 109,645	$ 89,800
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 120	$ 334
Short-term Borrowings, Rate	0.00%	0.93%	0.81%
Short-term Debt average daily balance, Amount	$ 16	$ 256	$ 1,583
Short-term Debt average daily balance, Rate	0.95%	0.86%	0.36%
Maximum month-end balance, Amount	$ 78	$ 519	$ 3,552
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 14,572	$ 18,537	$ 14,246
Short-term Borrowings, Rate	0.72%	0.28%	(0.10%)
Short-term Debt average daily balance, Amount	$ 16,399	$ 14,976	$ 10,861
Short-term Debt average daily balance, Rate	0.13%	0.02%	(0.08%)
Maximum month-end balance, Amount	$ 19,439	$ 18,537	$ 14,246